Share Based Payments (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 26, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Share Based Payments (Details) [Line Items]
Total value (in Dollars)		$ 3,588,000		$ 469,324
Unrecognized compensation cost (in Dollars)		$ 2,743,854	$ 116,680
Exercise price of options outstanding		$ 0.08	$ 0.35
Weighted-average period term		1 year 4 months 20 days	1 year
Performance rights converted into ordinary share (in Shares)		30,303,593	30,303,593	11,916,668
Performance rights expired (in Shares)		11,250,000	11,250,000	3,000,000
Fair value of options granted			$ 0.1	$ 0.22
Equity capital raisings, description			(1)22,368,422 options were issued to participants of the July 2019 equity capital raisings attaching to shares subscribed for under those raisings and 33,000,000 options were issued to brokers who supported those equity capital raisings. A further 34,551,283 options were issued to participants of the October 2019 capital raising attaching to shares subscribed for under that raising.
Options, description			(a)The options vest upon the shares having a closing price of 20 cents per share or more for any 5 trading days at any time from the date of grant of the options until the expiry date of the options (30 September 2021).
Performance rights were issued (in Shares)	32,303,593
Grant date share price (in Shares)				0.048
Risk-free rate				0.25%
Volatility percentage				95.00%
Performance rights (in Dollars)			$ 280,253	$ 189,071
Performance rights share price			$ (0.048)
Options [Member]
Share Based Payments (Details) [Line Items]
Exercise price of options outstanding			$ 0.05	$ 0.25
Option contract [member]
Share Based Payments (Details) [Line Items]
Unrecognized compensation cost (in Dollars)		$ 1,853,263
Black-Scholes Options Model [Member]
Share Based Payments (Details) [Line Items]
Fair value of the equity-settled share options				0.05
Trinomial Option Model [Member]
Share Based Payments (Details) [Line Items]
Fair value of the equity-settled share options				$ 0.2